Inventory	12 Months Ended
Mar. 31, 2024
Classes of current inventories [abstract]
Inventory [Text Block]

8. Inventory

The following is a listing of inventory as at March 31, 2024 and 2023:

	March 31, 2024	March 31, 2023

Parts	$3,855,668	$4,025,826
Work in Process	$14,341,949	$5,711,648
Finished Goods	13,813,014	31,871,760

Total	$32,010,631	$41,609,234

During the year ended March 31, 2024, management wrote down the value of inventory by $1,078,854 (2023 - $192,000; 2022 - $153,798), and this amount is included in Cost of Sales. During the year ended March 31, 2024, $31,179,514 of inventory was included in Cost of Sales (2023 - $31,438,059, 2022 - $13,360,068).